Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt
A summary of long-term debt is as follows (in thousands):

	March 31, 2019		December 31, 2018
	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Revolving Credit Facility - SNB	$12,517	5.00%	$—	—%
Revolving Credit Facility - Comerica	$—	—%	$9,500	4.87%

On March 29, 2019, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) by and among certain subsidiaries of the Company, as borrowers (collectively, the “Borrowers”); the Company, as guarantor; and Sterling National Bank, a national banking association, as lender (“SNB”).
The Loan Agreement is a five-year credit facility maturing in March 2024, with a maximum credit amount of $20.0 million for both revolving loans and outstanding letter of credit obligations (the “SNB Credit Facility”). Under the SNB Credit Facility, Borrowers can request the issuance of letters of credit in an aggregate amount not to exceed $0.5 million at any one time outstanding. As of March 31, 2019, the Company had $0.1 million of letters of credit outstanding and had additional borrowing capacity of $7.5 million.
At the Borrowers’ option, the SNB Credit Facility will bear interest at either (i) a Floating LIBOR Rate, as defined in the Loan Agreement, plus a margin of 2.50% per annum; or (ii) a Fixed LIBOR Rate, as defined in the Loan Agreement, plus a margin of 2.25% per annum.
The Company used a portion of the financing made available under the SNB Credit Facility to refinance and terminate, effective as of March 29, 2019, its previous credit facility under the Comerica Credit Agreement.
The Loan Agreement includes certain representations, warranties of Borrowers, as well as events of default and certain affirmative and negative covenants by the Borrowers that are customary for loan agreements of this type. These covenants include restrictions on borrowings, investments and dispositions by Borrowers, as well as limitations on the Borrowers’ ability to make certain distributions. Upon the occurrence and during the continuation of an event of default under the Loan Agreement, SNB may, among other things, declare the loans and all other obligations under the Loan Agreement immediately due and payable and increase the interest rate at which loans and obligations under the Loan Agreement bear interest. The SNB Credit Facility is secured by a first-priority security interest in substantially all of the assets of the Company and the Borrowers and a pledge of all shares of the Borrowers.
On March 29, 2019, in connection with the Company’s entry into the SNB Loan Agreement, Mr. Eberwein, the Chairman of the Company’s board of directors, entered into Limited Guaranty Agreement (the “Limited Guaranty”) with SNB pursuant to which he guaranteed to SNB the prompt performance of all the Borrowers’ obligations to SNB under the SNB Loan Agreement, including the full payment of all indebtedness owing by Borrowers to SNB under or in connection with the Loan Agreement and related SNB Credit Facility documents. Mr. Eberwein’s obligations under the Limited Guaranty are limited in the aggregate to the amount of (a) $1.5 million, plus (b) reasonable costs and expenses of SNB incurred in connection with the Limited Guaranty. Mr. Eberwein’s obligations under the Limited Guaranty terminate upon the Company and Borrowers achieving certain milestones set forth therein.
In connection with the SNB Credit Facility, in the three months ended March 31, 2019, the Company recognized a $0.2 million loss on extinguishment due to the write off of unamortized deferred financing costs associated with the Comerica Credit Agreement.
At March 31, 2019, the Company was in compliance with all covenants.

Debt
A summary of long-term debt is as follows (dollars in thousands):

	December 31, 2018		December 31, 2017
	Amount	Interest Rate	Amount	Interest Rate
Revolving Credit Facility	$9,500	4.87%	$19,500	3.90%

On June 21, 2017, the Company entered into a Revolving Credit Agreement with Comerica, as amended from time to time (the”Comerica Credit Agreement”). The Comerica Credit Agreement provides for a five-year revolving credit facility with a maximum credit amount of $20.0 million (reduced from $25.0 million) maturing in June 2022, upon which a balloon payment on the balance is due. Under the Comerica Credit Facility, the Company can request the issuance of letters of credit in an aggregate amount not to exceed $1.0 million at any one time.
In connection with the sale of our post-warranty service customer contracts to Philips, the Company entered into Amendment No. 1 to the Comerica Credit Agreement, dated January 30, 2018 (the “First Amendment”). The First Amendment, among other things, (a) reduced the revolving credit commitment from $25.0 million to $20.0 million and (b) modified the definitions of “Adjusted EBITDA,” “FCCR Capital Expenditures,” and “Revolving Credit Commitment” as used under the Comerica Credit Agreement.
On November 1, 2018, the Company entered into the Amendment No. 2 to the Comerica Credit Agreement (the “Second Amendment”). The Second Amendment, among other things, (a) modified the definition of “Fixed Charge Coverage Ratio” to change how the Fixed Charge Coverage Ratio is calculated, (b) modified the definition of “FCCR Capital Expenditure” to reduce a threshold amount and (c) modified the definitions of “Permitted Acquisition” and “Permitted Investments.”
As of December 31, 2018, the Company had $0.2 million of letters of credit outstanding and had additional borrowing capacity under the Comerica Credit Agreement of $10.3 million.
In connection with the Amendment No. 1, the Company recognized a $43 thousand loss on extinguishment due to the write off of unamortized deferred financing costs associated with the original Comerica Credit Agreement. In the year ended December 31, 2017, the Company used a portion of the financing made available under the Comerica Credit Agreement to repay and terminate the previous credit agreement with Wells Fargo Bank. The Company recognized a $0.7 million loss on extinguishment due to the write off of unamortized deferred financing costs associated with the previous credit facility.
At the Company’s option, the Comerica Credit Facility will bear interest at either (i) the LIBOR Rate, as defined in the Comerica Credit Agreement, plus a margin of 2.35%; or (ii) the PRR-based Rate, plus a margin of 0.5%. As further defined in the Comerica Credit Agreement, the “PRR-based Rate” means the greatest of (a) the Prime Rate in effect on such day (as defined in the Comerica Credit Agreement) plus 0.5%, or (b) the daily adjusting LIBOR Rate plus 2.50%. In addition to interest on outstanding borrowings under the Comerica Credit Facility, the revolving credit note bears an unused line fee of 0.25%, which is presented as interest expense.
The Comerica Credit Agreement contains certain representations, warranties, events of default, as well as certain affirmative and negative covenants customary for credit agreements of this type. These covenants include restrictions on borrowings, investments and divestitures, as well as limitations on the Company’s ability to make certain restricted payments. The Comerica Credit Agreement requires us to comply with certain financial covenants, including a Fixed Charge Coverage Ratio and a Funded Debt to Adjusted EBITDA Ratio (each as defined in the Comerica Credit Agreement). The Fixed Charge Coverage Ratio is calculated based on the ratio of (a) Adjusted EBITDA, less (i) cash income taxes paid for such period, less (ii), FCCR Capital Expenditures (as defined in the Comerica Credit Agreement) made during such period, less (iii) payments, repurchases or redemptions of stock made during such period, less (iv) Distributions and Purchases (each as defined in the Comerica Credit Agreement) made during such period, to (b) (i) the Current Maturities of Long Term Debt (each as defined in the Comerica Credit Agreement) as of the last day of such period plus (ii) interest paid during such period. The Fixed Charge Coverage ratio is measured on a quarterly basis as of the most recent fiscal quarter end. Under the Comerica Credit Agreement, we must maintain a fixed charge ratio of at least 1.25 to 1.00 for each trailing twelve-month period as of the end of each fiscal quarter. The funded debt to Adjusted EBITDA ratio (as defined in the Comerica Credit Agreement) must be not more than 2.25 to 1.00 measured at each fiscal quarter.
Upon the occurrence and during the continuation of an event of default under the Comerica Credit Agreement, Comerica may, among other things, declare the loans and all other obligations under the Comerica Credit Agreement immediately due and payable and increase the interest rate at which loans and obligations under the Comerica Credit Agreement bear interest. Pursuant to a separate Security Agreement dated June 21, 2017, between the Company, its subsidiaries and Comerica Bank, the Comerica Credit Facility is secured by a first-priority security interest in substantially all of the assets (excluding real estate) of the Company and its subsidiaries and a pledge of all shares and membership interests of the Company’s subsidiaries.
At December 31, 2018, the Company was in compliance with all covenants.